SUBSEQUENT EVENT (Details)	1 Months Ended
	Apr. 30, 2024 USD ($) EquityInstruments	Apr. 08, 2024 USD ($) $ / shares shares
Centurion debenture
SUBSEQUENT EVENT
Common shares issued to settle amounts owed | EquityInstruments	236,164
Debt repaid	$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]	us-gaap:ShareSettlementMember
Subsequent Events | Centurion Debt
SUBSEQUENT EVENT
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]	us-gaap:ShareSettlementMember
Subsequent Events | Centurion debenture
SUBSEQUENT EVENT
Common shares issued to settle amounts owed	236,164
Debt repaid	$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]	us-gaap:ShareSettlementMember
Subsequent Events | Innovation Neuromonitoring LLC
SUBSEQUENT EVENT
Cancellation of future installment payments		$ 270,000
Subscription of shares | shares		437,247
Exchange price per share | $ / shares		$ 0.6175